SHORT-TERM BANK DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of short-term bank deposits [Abstract]
Schedule of Short-Term Bank Deposits
	December 31,
	2016	2017

USD bank deposits	1,163	-

	1,163	-